ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 8, 2025	Olivia R. Lanagan T +1 617 951 7499 olivia.lanagan@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Strategic Income Fund, Inc. (File Nos. 333-[ ]; 811-04980)

Ladies and Gentlemen:

On behalf of TCW Strategic Income Fund, Inc., a Maryland corporation (the “Fund”), we are today filing via EDGAR a Shelf Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended.

An initial filing fee of $153.10 has been paid in connection with the filing of the Registration Statement and the Fund will pay any registration fee subsequently in advance or on a pay as you go basis.

Please direct any questions or comments regarding this filing to me at (617) 951-7499 or to Yana Guss at (617) 951-7123. Thank you for your attention in this matter.

Sincerely,

/s/ Olivia R. Lanagan
Olivia R. Lanagan

cc:	Brian D. McCabe

Adam M. Schlichtmann

Yana D. Guss